UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22538

Advisers Investment Trust
(Exact name of registrant as specified in charter)

325 John H. McConnell Blvd, Suite 150, Columbus, OH 43215
(Address of principal executive offices) (Zip code)

Beacon Hill Fund Services, Inc., 4041 N. High St, Suite 402, Columbus, OH 43214
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (614) 255-5550

Date of fiscal year end:	September 30th

Date of reporting period:	December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.1%
Beverages	3.8%
Anheuser-Busch InBev		301,833	$34,280,771
Computers & Peripherals	4.7%
Apple Inc.		390,300	43,081,314
Diversified Consumer Services	7.3%
Moody’s Corp.		269,471	25,818,016
MSCI Inc.		868,474	41,200,407
			67,018,423
Food Products	14.0%
General Mills Inc.		345,958	18,449,940
Kellogg Co.		318,755	20,859,327
Mondelez International Inc. - Class A		1,658,934	60,260,778
Nestle SA - REG		390,371	28,643,698
			128,213,743
Health Care Equipment & Supplies	4.4%
Dentsply International		390,994	20,828,250
Zimmer Holdings Inc.		170,357	19,321,891
			40,150,141
Household Products	8.0%
Kimberly Clark Corp.		249,255	28,798,923
Procter & Gamble		487,430	44,399,999
			73,198,922
Internet Software & Services	3.3%
eBay Inc.(a)		543,552	30,504,138
IT Services	8.2%
Accenture PLC - Class A		834,844	74,559,918
Media	2.5%
McGraw-Hill Financial Inc.		251,836	22,408,367

1

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Percentage of Net Assets	Shares	Value

Pharmaceuticals	23.3%
Abbott Laboratories		736,578	$33,160,742
GlaxoSmithKline PLC		1,934,443	41,486,714
Johnson & Johnson		559,592	58,516,536
Novartis AG - REG		439,386	40,814,018
Zoetis Inc.		906,356	39,000,499
			212,978,509
Software	7.0%
Microsoft Corp.		1,382,362	64,210,715
Tobacco	8.6%
Philip Morris International		957,856	78,017,371
TOTAL COMMON STOCKS (Cost $720,159,047)			868,622,332
TOTAL INVESTMENTS
(Cost $720,159,047)	95.1%		868,622,332
NET OTHER ASSETS (LIABILITIES)	4.9%		44,527,274
NET ASSETS	100.0%		$913,149,606

(a)	Non-income producing security.

At December 31, 2014, the Fund’s investments were concentrated in the following countries:

Percentage of Net Assets
United States (1)	83.0%
Switzerland	7.6
United Kingdom	4.5
TOTAL	95.1%

(1)
The Fund invests in the Belgian line of Anheuser-Busch InBev (ABI). However, consistent with the terms set out in the prospectus, the Fund defines ABI as a US Equity as its principal place of business is in the US.

2

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

The Advisers Investment Trust (the “Trust”) is an open-end registered investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated March 1, 2011 (the “Trust Agreement”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”. The Trust commenced operations on December 20, 2011. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Independent Franchise Partners US Equity Fund (the “IFP US Equity Fund” or “Fund”) is a series of the Trust. These financial statements and notes only relate to the IFP US Equity Fund.

The Fund is a non-diversified fund, meaning it may invest in a smaller number of companies than a diversified fund, and seeks to achieve an attractive long-term rate of return.

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

● Level 1 —quoted prices in active markets for identical assets

● Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 —significant observable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange.  If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange.  Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

3

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Debt and other fixed income securities are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees.   In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated.  The Fund identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party pricing service to fair value its’ international equity securities.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale).  The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of December 31, 2014 in valuing the Fund’s investments based upon the three fair value levels defined above:

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
IFP US Equity Fund
Common Stocks (1)	$868,622,332	$—	$—	$868,622,332
Total Investments	$868,622,332	$—	$—	$868,622,332

(1)       See investment industries in the Schedule of Investments

As of December 31, 2014, there were no Level 2 or Level 3 securities held by the Fund. The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended December 31, 2014.

4

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

CURRENCY TRANSACTIONS

The Fund may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

FEDERAL INCOME TAX INFORMATION

As of December 31, 2014, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
IFP US Equity Fund	$721,195,731	$156,462,866	$(9,036,265)	$147,426,601

5

ADVISERS INVESTMENT TRUST
AIT GLOBAL EMERGING MARKETS OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	93.3%
Consumer Discretionary	8.8%
Galaxy Entertainment Group Ltd.		2,114,943	$11,773,179
Genting Malaysia Bhd.		6,690,700	7,770,204
Grupo Televisa S.A.B. - ADR		259,376	8,834,347
Matahari Department Store Tbk PT		3,489,200	4,229,565
Naspers Ltd. - Class N		124,156	15,984,841
Sands China Ltd.		4,167,898	20,271,826
Vipshop Holdings Ltd. - ADR(a)		227,270	4,440,856
Westlife Development Ltd.(a)		205,786	1,008,645
Zee Entertainment Enterprises Ltd.		579,400	3,479,228
			77,792,691
Consumer Staples	31.4%
Ambev S.A. - ADR		5,229,071	32,524,822
British American Tobacco Malaysia Bhd.		225,900	4,186,641
British American Tobacco PLC		907,994	49,316,837
Coca-Cola Icecek A.S.		100,481	2,172,374
Colgate-Palmolive India Ltd.		169,382	4,785,210
CP ALL PCL - REG		9,008,300	11,636,862
Dairy Farm International Holdings Ltd.		102,299	920,259
Fomento Economico Mexicano S.A.B. de C.V. - ADR(a)		197,207	17,360,132
Hindustan Unilever Ltd.		1,759,802	21,140,872
ITC Ltd.		6,574,818	38,280,083
Nestle India Ltd.		52,159	5,262,769
Orion Corp.		5,279	4,855,121
President Chain Store Corp.		1,163,438	8,971,607
SABMiller PLC		553,957	28,916,469
Souza Cruz S.A.		1,442,798	10,482,224
Thai Beverage PCL		16,808,800	8,743,342
Tsingtao Brewery Co. Ltd. - Class H		907,835	6,134,605
Unilever Indonesia Tbk PT		3,403,793	8,881,127
Wal-Mart de Mexico S.A.B. de C.V. - Series V		6,442,758	13,851,684
			278,423,040
Energy	0.5%
Ultrapar Participacoes S.A.		225,205	4,293,758
Financials	23.8%
Axis Bank Ltd.		1,041,428	8,227,471
Bangkok Bank PCL - REG		1,534,710	9,102,852
Bank Central Asia Tbk PT		13,867,059	14,590,729

1

ADVISERS INVESTMENT TRUST
AIT GLOBAL EMERGING MARKETS OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Percentage of Net Assets	Shares	Value
BB Seguridade Participacoes S.A.		587,683	$7,054,537
BM&FBovespa S.A.		2,033,168	7,531,810
DBS Group Holdings Ltd.		594,478	9,180,188
Grupo Financiero Santander Mexico
S.A.B. de C.V. - Class B - ADR		546,299	5,659,658
HDFC Bank Ltd.		235,544	3,532,385
HDFC Bank Ltd. - ADR		664,117	33,703,938
Housing Development Finance Corp. Ltd.		2,401,280	42,959,039
ICICI Bank Ltd.		530,287	2,945,324
Kasikornbank PCL - REG		1,511,500	10,502,616
Kotak Mahindra Bank Ltd.		451,705	8,993,836
Link REIT (The)		2,071,595	12,931,536
Malayan Banking Bhd.		4,134,293	10,811,062
Public Bank Bhd.		1,470,700	7,692,108
Remgro Ltd.		609,908	13,324,830
Samsung Fire & Marine Insurance Co. Ltd.		7,477	1,915,500
			210,659,419
Health Care	3.8%
Cipla Ltd.		1,402,576	13,882,124
Sun Pharmaceutical Industries Ltd.		1,536,482	20,077,632
			33,959,756
Industrials	0.5%
CCR S.A.		818,531	4,700,006
Information Technology	14.5%
Alibaba Group Holding Ltd. - ADR(a)		105,229	10,937,502
Autohome, Inc. - ADR(a)		57,238	2,081,174
Baidu, Inc. - ADR(a)		125,565	28,625,053
Bitauto Holdings Ltd. - ADR(a)		57,292	4,033,930
Cielo S.A.		1,253,661	19,645,695
HCL Technologies Ltd.		340,205	8,597,658
Mail.ru Group Ltd. - GDR - REG(a)		139,730	2,256,538
NetEase, Inc. - ADR		65,100	6,454,014
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		611,860	13,693,427
Tata Consultancy Services Ltd.		364,012	14,739,952
Tencent Holdings Ltd.		926,325	13,291,222
Yandex N.V. - Class A(a)		252,369	4,532,547
			128,888,712
Materials	2.3%
Industrias Penoles S.A.B. de C.V.		446,514	8,731,594

2

ADVISERS INVESTMENT TRUST
AIT GLOBAL EMERGING MARKETS OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Percentage of Net Assets	Shares	Value
Randgold Resources Ltd.		73,255	$4,956,508
Randgold Resources Ltd. - ADR		98,014	6,607,124
			20,295,226
Telecommunication Services	4.4%
Advanced Info Service PCL - REG		1,470,400	11,217,945
MTN Group Ltd.		582,342	11,050,980
Telekomunikasi Indonesia Persero Tbk PT		74,010,166	16,985,900
			39,254,825
Utilities	3.3%
Power Assets Holdings Ltd.		2,661,629	25,712,921
Power Grid Corp. of India Ltd.		1,433,004	3,124,031
			28,836,952
TOTAL COMMON STOCKS (Cost $822,246,018)			827,104,385
PREFERRED STOCKS	3.8%
Consumer Discretionary	0.1%
Lojas Americanas S.A.		123,152	798,178
Financials	3.7%
Itau Unibanco Holding S.A. - ADR		1,720,494	22,383,627
Itausa - Investimentos Itau S.A.		3,096,033	10,792,967
			33,176,594
TOTAL PREFERRED STOCKS (Cost $36,485,329)			33,974,772
EQUITY-LINKED SECURITIES	0.0%
Consumer Discretionary	0.0%
Zee Entertainment Enterprises Ltd., Issued by CLSA Financial
Products Ltd.		11,520,600	155,135
TOTAL EQUITY-LINKED SECURITIES (Cost $—)			155,135

SHORT-TERM INVESTMENTS	3.3%
Northern Institutional
U.S. Government Select Portfolio, 0.01%		29,684,464	29,684,464
TOTAL SHORT-TERM INVESTMENTS (Cost $29,684,464)			29,684,464
TOTAL INVESTMENTS
(Cost $888,415,811)	100.4%		890,918,756
NET OTHER ASSETS (LIABILITIES)	(0.4)%		(3,920,238)
NET ASSETS	100.0%		$886,998,518

(a)        Non-income producing security.

3

ADVISERS INVESTMENT TRUST
AIT GLOBAL EMERGING MARKETS OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

At December 31, 2014, the AIT Global Emerging Markets Opportunity Fund’s investments (excluding short-term investments) were domiciled in the following countries:

CONCENTRATION BY COUNTRY	% OF INVESTMENTS
India	27.3%
Brazil	14.0
United Kingdom	9.1
China	8.8
Mexico	6.3
Hong Kong	6.0
Thailand	5.9
Indonesia	5.2
South Africa	4.7
Malaysia	3.5
Taiwan	2.6
Macau	2.4
All other countries less than 2%	4.2
Total	100.0%

4

ADVISERS INVESTMENT TRUST
AIT GLOBAL EMERGING MARKETS OPPORTUNITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

The Advisers Investment Trust (the “Trust”) is an open-end registered investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated March 1, 2011 (the “Trust Agreement”). The Trust commenced operations on December 20, 2011. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The AIT Global Emerging Markets Opportunity Fund (the “Emerging Markets Fund” or the “Fund”) is a series of the Trust and commenced operations on May 22, 2013. Effective January 1, 2015, the Fund was renamed the Vontobel Global Emerging Markets Equity Institutional Fund. The Fund is authorized to issue three classes of shares, however, only the Class I shares is currently being offered and has commenced operations. These schedule of investments and notes only relate to the Fund.

The Fund is a diversified fund and has an investment objective of providing capital appreciation.

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties of the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

● Level 1 —quoted prices in active markets for identical assets

● Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 —significant observable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

5

ADVISERS INVESTMENT TRUST
AIT GLOBAL EMERGING MARKETS OPPORTUNITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. The Fund identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party pricing service to fair value its’ international equity securities.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

6

ADVISERS INVESTMENT TRUST
AIT GLOBAL EMERGING MARKETS OPPORTUNITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

The following is a summary of the valuation inputs used as of December 31, 2014 in valuing the Fund’s investments based upon the three fair value levels defined above:

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerging Markets Fund
Common Stocks
Consumer Discretionary	$13,275,202	$64,517,489	$—	$77,792,691
Consumer Staples	63,736,638	214,686,402	—	278,423,040
Energy	—	4,293,758	—	4,293,758
Financials	39,363,596	171,295,823	—	210,659,419
Health Care	—	33,959,756	—	33,959,756
Industrials	—	4,700,006	—	4,700,006
Information Technology	70,357,647	58,531,065	—	128,888,712
Materials	15,338,718	4,956,508	—	20,295,226
Telecommunication Services	11,217,945	28,036,880	—	39,254,825
Utilities	—	28,836,952	—	28,836,952
Preferred Stock (1)	22,383,627	11,591,145	—	33,974,772
Equity-Linked Securities (1)	—	155,135	—	155,135
Short-Term Investments (1)	29,684,464	—	—	29,684,464
Total Investments	$265,357,837	$625,560,919	$—	$890,918,756

(1)       See investment industries in the Schedule of Investments

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2014, the Fund had transfers as follows:

Transfers from Level 1 to Level 2
	Value	Reason
Common Stocks	$583,281,953	Fair value adjustments were applied to the last traded price of certain foreign equity securities.
Preferred Stocks	10,792,967	Fair value adjustments were applied to the last traded price of certain foreign equity securities.

EQUITY-LINKED SECURITIES

The Fund may invest in equity-linked securities, also known as participation notes. The Fund may use these instruments as an alternate means to gain exposure to what is generally an emerging securities market, such as countries in which it does not have local accounts. These instruments represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such equity securities. These instruments are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages. Accordingly, the equity-linked securities also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

7

ADVISERS INVESTMENT TRUST
AIT GLOBAL EMERGING MARKETS OPPORTUNITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

CURRENCY TRANSACTIONS

The Fund may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as security markets.

FEDERAL INCOME TAX INFORMATION

As of December 31, 2014, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Emerging Markets Fund	$899,431,147	$58,970,423	$(67,482,814)	$(8,512,391)

8

ADVISERS INVESTMENT TRUST
JOHCM ASIA EX-JAPAN EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	62.0%
China	17.2%
AAC Technologies Holdings, Inc.		303,914	$1,615,074
Agricultural Bank of China Ltd. - Class H		1,849,000	928,619
Angang Steel Co. Ltd. - Class H		1,236,590	1,047,466
Anhui Conch Cement Co. Ltd. - Class H		225,819	842,159
BYD Electronic International Co. Ltd.		604,500	580,669
China Life Insurance Co. Ltd. - Class H		206,000	808,061
Ping An Insurance Group Co. of China Ltd. - Class H		104,157	1,053,063
Sinotruk Hong Kong Ltd.		1,328,548	739,049
SOHO China Ltd.		842,218	592,193
Tingyi Cayman Islands Holding Corp.		568,341	1,291,587
			9,497,940
Hong Kong	11.2%
China Mobile Ltd.		195,500	2,296,662
Hutchison Whampoa Ltd.		113,515	1,299,588
International Housewares Retail Co. Ltd.		1,294,611	331,376
Johnson Electric Holdings Ltd.		283,525	1,041,513
L’Occitane International S.A.		492,064	1,238,221
			6,207,360
India	2.6%
Infosys Ltd. - ADR		45,682	1,437,156
Indonesia	3.7%
AKR Corporindo Tbk PT		2,350,364	779,216
Indofood CBP Sukses Makmur Tbk PT		1,212,226	1,283,389
			2,062,605
Korea	3.9%
KT&G Corp.		11,075	767,960
POSCO		2,714	684,747
Samsung Fire & Marine Insurance Co. Ltd.		2,748	703,998
			2,156,705
Philippines	7.4%
Alliance Global Group, Inc.		1,983,437	989,950
East West Banking Corp.(a)		1,219,416	651,252
Emperador, Inc.		4,005,070	928,569
Universal Robina Corp.		352,118	1,533,666
			4,103,437

1

ADVISERS INVESTMENT TRUST
JOHCM ASIA EX-JAPAN EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Percentage of Net Assets	Shares	Value
Singapore	2.3%
ARA Asset Management Ltd.		503,829	$645,323
Wilmar International Ltd.		265,939	648,753
			1,294,076
Taiwan	13.7%
Airtac International Group		133,009	1,194,153
Delta Electronics, Inc.		233,441	1,387,088
Giant Manufacturing Co. Ltd.		160,402	1,419,690
Gourmet Master Co. Ltd.		28,341	144,165
King Slide Works Co. Ltd.		93,848	1,194,503
MediaTek, Inc.		79,704	1,160,325
PChome Online, Inc.		100,000	1,070,354
			7,570,278
TOTAL COMMON STOCKS (Cost $35,972,383)			34,329,557
EQUITY-LINKED SECURITIES	22.5%
India	22.5%
Amara Raja Batteries Ltd., Issued by Deutsche Bank A.G. London, Maturity Date 3/14/18(b)		229,425	2,983,394
Asian Paints Ltd., Issued by Merrill Lynch Intl & Co., Maturity Date 5/31/18		149,830	1,763,642
Bajaj Auto Ltd., Issued by CLSA Financial Products Ltd., Maturity Date 6/30/15		37,371	1,435,006
Dr. Reddy’s Laboratories Ltd., Issued by Standard Chartered Bank, Maturity Date 1/3/18		21,045	1,082,622
Glenmark Pharmaceuticals Ltd., Issued by Deutsche Bank A.G. London, Maturity Date 8/28/17		129,966	1,580,682
Ramco Systems Ltd., Issued by CLSA Financial Products Ltd., Maturity Date 6/30/15(a)		116,680	873,027

2

ADVISERS INVESTMENT TRUST
JOHCM ASIA EX-JAPAN EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Percentage of Net Assets	Shares	Value
Tata Motors Ltd., Issued by Deutsche Bank A.G. London, Maturity Date 4/29/20		208,485	$1,102,214
Zee Entertainment Enterprises Ltd., Issued by Deutsche Bank A.G. London, Maturity Date 1/30/17(b)		272,087	1,633,850
			12,454,437
TOTAL EQUITY-LINKED SECURITIES (Cost $10,593,221)			12,454,437
TOTAL INVESTMENTS
(Cost $46,565,604)	84.5%		46,783,994
NET OTHER ASSETS (LIABILITIES)	15.5%		8,564,393
NET ASSETS	100.0%		$55,348,387

(a)	Non-income producing security.
(b)
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

At December 31, 2014 the industry sectors for the JOHCM Asia Ex-Japan Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	13.2%
Consumer Staples	11.7
Financials	9.7
Health Care	4.8
Industrials	18.5
Information Technology	14.7
Materials	7.8
Telecommunication Services	4.1
Total	84.5%

3

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	88.1%
Brazil	2.7%
Localiza Rent a Car S.A.		80,846	$1,076,910
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.		57,692	914,582
			1,991,492
China	18.7%
Biostime International Holdings Ltd.		280,585	574,256
China Construction Bank Corp. - Class H		2,633,351	2,143,228
China Life Insurance Co. Ltd. - Class H		406,959	1,596,347
China Petroleum & Chemical Corp., Class H		1,459,067	1,181,278
CNOOC Ltd.		149,000	201,557
CNOOC Ltd. - ADR		9,873	1,337,199
Huaneng Power International, Inc. - Class H		1,219,309	1,646,274
Industrial & Commercial Bank of China Ltd. - Class H		2,536,959	1,842,942
Lenovo Group Ltd.		1,225,000	1,597,043
Tencent Holdings Ltd.		78,937	1,132,615
Xinyi Solar Holdings Ltd.		1,824,318	499,152
			13,751,891
Greece	0.7%
Piraeus Bank S.A.(a)		440,057	484,130
Hong Kong	9.5%
China Mobile Ltd.		191,000	2,243,797
China Mobile Ltd. - ADR		22,692	1,334,743
China Overseas Land & Investment Ltd.		380,059	1,121,631
Haier Electronics Group Co. Ltd.		504,372	1,191,995
Johnson Electric Holdings Ltd.		296,226	1,088,170
			6,980,336
India	9.3%
HDFC Bank Ltd. - ADR		52,016	2,639,812
ICICI Bank Ltd. - ADR		155,570	1,796,833
Tata Motors Ltd. - ADR		57,759	2,442,051
			6,878,696
Jersey	1.3%
Randgold Resources Ltd.		14,580	986,498

4

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Percentage of Net Assets	Shares	Value
Korea	15.6%
Hyundai Motor Co.		3,277	$497,509
Hyundai Motor Co. - Reg - GDR		887	51,100
LG Household & Health Care Ltd.		4,032	2,284,812
Samsung Electronics Co. Ltd.		4,920	5,914,096
SK Hynix, Inc.(a)		42,412	1,826,230
Youngone Corp.		18,758	904,187
			11,477,934
Malaysia	2.1%
Gamuda Bhd.		1,054,911	1,510,867
Netherlands	1.4%
Yandex N.V. - Class A(a)		56,771	1,019,607
Russia	2.7%
M Video OJSC		137,126	277,195
MMC Norilsk Nickel OJSC - ADR		88,375	1,250,212
X5 Retail Group N.V.(a)		6,998	85,375
X5 Retail Group N.V. - REG - GDR(a)		27,844	338,381
			1,951,163
South Africa	5.1%
Naspers Ltd. - Class N		29,266	3,767,940
Taiwan	17.1%
Cathay Financial Holding Co. Ltd.		740,617	1,089,685
Cleanaway Co. Ltd.		89,000	410,655
Fubon Financial Holding Co. Ltd.		938,713	1,492,896
Largan Precision Co. Ltd.		15,626	1,169,914
MediaTek, Inc.		120,670	1,756,705
Novatek Microelectronics Corp.		213,755	1,195,800
Phison Electronics Corp.		103,006	710,741
Shin Kong Financial Holding Co. Ltd.		3,676,724	1,043,257
Taiwan Semiconductor Manufacturing Co. Ltd.		355,000	1,566,519
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		73,194	1,638,082
Yungtay Engineering Co. Ltd.		215,097	537,131
			12,611,385

5

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Percentage of Net Assets	Shares	Value
Thailand	1.9%
PTT Global Chemical PCL - REG		894,146	$1,392,857
TOTAL COMMON STOCKS (Cost $66,163,565)			64,804,796
EQUITY-LINKED SECURITIES	6.3%
India	6.3%
Axis Bank Ltd., Issued by Deutsche Bank A.G. London, Maturity Date 8/17/17		176,626	1,395,378
ITC Ltd., Issued by Merrill Lynch Intl & Co., Maturity Date 5/22/18		265,544	1,546,057
Reliance Industries Ltd., Issued by Merrill Lynch Intl & Co., Maturity Date 5/29/18		68,922	969,522
Tata Consultancy Services Ltd., Issued by Deutsche Bank A.G. London, Maturity Date 1/30/17(b)		18,589	752,725
			4,663,682
TOTAL EQUITY-LINKED SECURITIES (Cost $4,662,196)			4,663,682
PREFERRED STOCKS	2.7%
Korea	2.7%
Hyundai Motor Co. Ltd.		17,167	1,956,454
TOTAL PREFERRED STOCKS (Cost $2,079,985)			1,956,454
TOTAL INVESTMENTS
(Cost $72,905,746)	97.1%		71,424,932
NET OTHER ASSETS (LIABILITIES)	2.9%		2,162,136
NET ASSETS	100.0%		$73,587,068

(a)	Non-income producing security.
(b)
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

6

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

At December 31, 2014 the industry sectors for the JOHCM Emerging Markets Opportunities Fund were:

Sector Allocation (Unaudited)	% of Net Assets
Consumer Discretionary	15.1%
Consumer Staples	6.6
Energy	5.0
Financials	22.6
Industrials	7.5
Information Technology	28.2
Materials	4.9
Telecommunication Services	4.9
Utilities	2.3
Total	97.1%

7

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	77.4%
Argentina	0.5%
Cresud SACIF y A - ADR(a)		2,355	$23,762
Brazil	3.6%
Grendene S.A.		8,331	47,916
Iguatemi Empresa de Shopping Centers S.A.		3,619	33,245
Linx S.A.		2,581	48,644
Mahle-Metal Leve S.A. Industria e Comercio		6,548	51,619
			181,424
Canada	0.4%
Parex Resources, Inc.(a)		2,779	18,131
Chile	1.6%
Parque Arauco S.A.		13,758	26,188
SONDA S.A.		10,796	25,673
Vina Concha y Toro S.A.		15,996	30,874
			82,735
China	5.9%
Bank of Chongqing Co. Ltd. - Class H		99,500	76,785
Bitauto Holdings Ltd. - ADR(a)		168	11,829
BYD Electronic International Co. Ltd.		25,500	24,495
China Hongqiao Group Ltd.		55,500	37,160
E-House China Holdings Ltd. - ADR		3,090	22,371
Maanshan Iron & Steel Co. Ltd. - Class H(a)		192,000	57,038
Sunac China Holdings Ltd.		12,000	12,120
Sunny Optical Technology Group Co. Ltd.		36,000	61,578
			303,376
Greece	0.7%
OPAP S.A.		3,500	37,401
Hong Kong	11.3%
China Everbright Ltd.		30,000	70,881
China Taiping Insurance Holdings Co. Ltd.(a)		27,600	78,322
China Traditional Chinese Medicine Co. Ltd.(a)		84,000	48,348
CITIC Telecom International Holdings Ltd.		144,000	53,838
Comba Telecom Systems Holdings Ltd.		42,000	14,861
EVA Precision Industrial Holdings Ltd.		266,000	60,042
Guotai Junan International Holdings Ltd.		41,000	30,884
Lifestyle International Holdings Ltd.		11,500	24,189
Luk Fook Holdings International Ltd.		13,000	48,683

8

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Percentage of Net Assets	Shares	Value
Sitoy Group Holdings Ltd.		49,000	$39,656
Sun Hung Kai & Co. Ltd.		72,000	54,915
Wasion Group Holdings Ltd.		58,000	53,922
			578,541
Indonesia	6.0%
Ciputra Development Tbk PT		560,500	55,927
Matahari Department Store Tbk PT		35,700	43,275
Nippon Indosari Corpindo Tbk PT		222,200	24,865
Pakuwon Jati Tbk PT		1,678,400	69,254
Panin Financial Tbk PT(a)		1,614,500	38,995
Total Bangun Persada Tbk PT		317,500	28,745
Vale Indonesia Tbk PT		160,700	47,076
			308,137
Korea	10.5%
BS Financial Group, Inc.		2,328	30,638
Fila Korea Ltd.		422	42,715
Hanmi Pharm Co. Ltd.(a)		139	12,793
Hyundai Development Co.-Engineering & Construction		1,072	37,304
i-SENS, Inc.(a)		794	45,571
KH Vatec Co. Ltd.		981	37,285
KONA I Co. Ltd.		835	25,500
Korea Aerospace Industries Ltd.		1,058	37,993
MDS Technology Co. Ltd.		2,161	40,542
OCI Materials Co. Ltd.		1,313	60,555
Simm Tech Co. Ltd.(a)		3,168	29,821
Suprema, Inc.(a)		1,534	35,164
Vieworks Co. Ltd.		1,564	48,506
Wonik IPS Co. Ltd.(a)		3,948	49,431
			533,818
Malaysia	2.3%
Berjaya Auto Bhd.		42,600	40,124
Berjaya Food Bhd.		23,100	20,441
Karex Bhd.		57,300	55,364
			115,929
Mexico	1.5%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.(a)		12,055	55,423
Grupo Herdez S.A.B de C.V.		8,663	20,809
			76,232

9

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Percentage of Net Assets	Shares	Value
Philippines	2.7%
Robinsons Land Corp.		114,600	$67,771
Security Bank Corp.		20,920	70,799
			138,570
Poland	2.3%
Asseco Poland S.A.		1,200	17,249
CCC S.A.		1,333	50,254
Enea S.A.		6,661	28,593
PKP Cargo S.A.		896	21,064
			117,160
South Africa	5.5%
Astral Foods Ltd.		1,802	27,225
AVI Ltd.		9,546	63,976
Capitec Bank Holdings Ltd.		1,858	54,508
Clicks Group Ltd.		6,561	45,621
Nampak Ltd.		13,782	51,858
Northam Platinum Ltd.(a)		12,742	40,233
			283,421
Switzerland	1.4%
Luxoft Holding, Inc.(a)		1,847	71,128
Taiwan	13.2%
Chailease Holding Co. Ltd.		11,000	27,277
Chicony Electronics Co. Ltd.		18,000	50,000
Chipbond Technology Corp.		35,000	63,514
King’s Town Bank Co. Ltd.		49,000	50,608
Makalot Industrial Co. Ltd.		9,000	48,079
Merida Industry Co. Ltd.		6,000	40,674
MPI Corp.		6,000	21,882
PChome Online, Inc.		2,000	21,407
Pixart Imaging, Inc.		24,000	50,623
Realtek Semiconductor Corp.		16,000	53,017
Rechi Precision Co. Ltd.		42,000	45,535
Silergy Corp.		6,000	49,087
Silicon Motion Technology Corp. - ADR		599	14,166
Sinmag Equipment Corp.		8,000	48,220
Tung Thih Electronic Co. Ltd.		21,000	72,879
Vanguard International Semiconductor Corp.		9,000	14,780
			671,748

10

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Percentage of Net Assets	Shares	Value
Thailand	3.9%
Beauty Community PCL		58,700	$59,864
Hana Microelectronics PCL		30,800	35,485
Sappe PCL(a)		26,300	26,346
Srisawad Power 1979 PCL(a)		16,700	12,530
Thai Union Frozen Products PCL(a)		24,000	65,971
			200,196
Turkey	3.1%
Aksa Enerji Uretim A.S.(a)		22,147	27,587
Albaraka Turk Katilim Bankasi A.S.		36,414	27,127
Aselsan Elektronik Sanayi Ve Ticaret A.S.		7,277	37,363
Dogan Sirketler Grubu Holding A.S.(a)		88,693	28,834
Dogus Otomotiv Servis ve Ticaret A.S.		7,417	37,813
			158,724
United Arab Emirates	1.0%
Al Noor Hospitals Group PLC		3,168	48,651
TOTAL COMMON STOCKS (Cost $3,890,597)			3,949,084
EQUITY-LINKED SECURITIES	18.0%
India	12.5%
City Union Bank Ltd., Issued by CLSA Global Markets Pte Ltd., Maturity Date 12/17/19		42,518	63,251
Crompton Greaves Ltd., Issued by Deutsche Bank A.G. London, Maturity Date 12/14/16		19,001	56,105
Fortis Healthcare Ltd., Issued by Deutsche Bank A.G. London, Maturity Date 8/7/20(a)		28,064	49,387
Jyothy Laboratories Ltd., Issued by Deutsche Bank A.G. London, Maturity Date 12/13/17		12,060	49,543
LIC Housing Finance Ltd., Issued by Standard Chartered Bank, Maturity Date 3/8/18		10,855	74,818
NCC Ltd., Issued by Deutsche Bank A.G. London, Maurity Date 1/4/18(b)		40,466	51,800
Redington India Ltd., Issued by Deutsche Bank A.G. London, Maturity Date 2/9/17		36,325	79,062
Shriram Transport Finance Co. Ltd., Issued by CLSA Global Markets Pte Ltd., Maturity Date 12/17/19		4,511	79,106
UPL Ltd., Issued by Deutsche Bank A.G. London, Maturity Date 1/30/17		5,069	27,672

11

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Percentage of Net Assets	Shares	Value
VIP Industries Ltd., Issued by CLSA Global Markets Pte Ltd.,Maturity Date 12/17/19		24,981	$44,721
Yes Bank Ltd., Issued by CLSA Global Markets Pte Ltd., Maturity Date 11/25/19		5,195	63,021
			638,486
Ireland	5.5%
Aisino Co. Ltd., Issued by Standard Chartered Bank, Maturity Date 12/9/19		7,849	38,600
Beiqi Foton Motor Co. Ltd., Issued by Standard Chartered Bank, Maturity Date 12/9/19		25,116	25,342
Fuyao Glass Industry Group Co. Ltd., Issued by Standard Chartered Bank, Maturity Date 11/25/15		27,385	53,587
Glenmark Pharmaceuticals Ltd., Issued by Standard Chartered Bank, Maturity Date 7/13/19		4,961	60,337
Huangshan Tourism Development Co. Ltd., Issued by Standard Chartered Bank, Maturity Date 12/9/19		10,632	26,546
SKS Microfinance Ltd., Issued by Standard Chartered Bank,Maturity Date 12/19/19(a)		12,110	78,622
			283,034
TOTAL EQUITY-LINKED SECURITIES (Cost $872,157)			921,520
PREFERRED STOCKS	0.6%
Brazil	0.6%
Suzano Papel e Celulose S.A. - Class A		6,824	28,862
TOTAL PREFERRED STOCKS (Cost $27,801)			28,862
TOTAL INVESTMENTS
(Cost $4,790,555)	96.0%		4,899,466
NET OTHER ASSETS (LIABILITIES)	4.0%		205,925
NET ASSETS	100.0%		$5,105,391

(a)      Non-income producing security.

(b)      Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

12

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

At December 31, 2014 the industry sectors for the JOHCM Emerging Markets Small Mid Cap Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	16.8%
Consumer Staples	8.0
Energy	0.4
Financials	25.4
Health Care	6.1
Industrials	10.0
Information Technology	20.3
Materials	6.9
Telecommunication Services	1.0
Utilities	1.1
Total	96.0%

13

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	92.0%
Canada	3.3%
Valeant Pharmaceuticals International, Inc.(a)		36,897	$5,280,330
China	5.2%
Great Wall Motor Co. Ltd. - Class H		583,112	3,290,704
Tencent Holdings Ltd.		361,604	5,188,416
			8,479,120
Finland	3.0%
Nokia OYJ		623,210	4,904,996
Ireland	9.6%
Endo International PLC(a)		72,922	5,259,135
Jazz Pharmaceuticals PLC(a)		30,936	5,065,151
Shire PLC		74,490	5,270,407
			15,594,693
Israel	3.0%
Check Point Software Technologies Ltd.(a)		62,449	4,906,618
Japan	6.5%
Japan Exchange Group, Inc.		222,488	5,183,606
Omron Corp.		118,625	5,316,826
			10,500,432
Korea	3.1%
SK Hynix, Inc.(a)		117,354	5,053,178
Netherlands	3.2%
NXP Semiconductors N.V.(a)		67,946	5,191,074
Singapore	3.2%
Avago Technologies Ltd.		50,745	5,104,440
Switzerland	6.1%
Actelion Ltd. - REG(a)		43,740	5,032,164
Givaudan S.A. - REG(a)		2,704	4,834,905
			9,867,069
Taiwan	6.5%
Inotera Memories, Inc.(a)		3,399,031	5,368,252
MediaTek, Inc.		349,558	5,088,840
			10,457,092
United Kingdom	6.4%
Fiat Chrysler Automobiles N.V.(a)		443,437	5,088,636

14

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Percentage of Net Assets	Shares	Value
Indivior PLC(a)		62,276	$145,013
Reckitt Benckiser Group PLC		64,405	5,195,638
			10,429,287
United States	32.9%
Actavis PLC(a)		20,050	5,161,070
Biogen Idec, Inc.(a)		15,190	5,156,245
Gilead Sciences, Inc.(a)		56,522	5,327,764
Google, Inc. - Class C(a)		9,508	5,005,011
Mallinckrodt PLC(a)		53,024	5,250,967
Micron Technology, Inc.(a)		150,054	5,253,391
SanDisk Corp.		51,070	5,003,839
Stanley Black & Decker, Inc.		53,938	5,182,363
Twenty-First Century Fox, Inc. - Class A		135,040	5,186,211
Valero Energy Corp.		108,105	5,351,197
Westlake Chemical Corp.		21,609	1,320,094
			53,198,152
TOTAL COMMON STOCKS (Cost $139,982,011)			148,966,481
MASTER LIMITED PARTNERSHIPS	3.2%
United States	3.2%
Blackstone Group (The) L.P.		151,189	5,114,724
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $4,802,150)			5,114,724
TOTAL INVESTMENTS
(Cost $144,784,161)	95.2%		154,081,205
NET OTHER ASSETS (LIABILITIES)	4.8%		7,842,194
NET ASSETS	100.0%		$161,923,399

(a)      Non-income producing security.

15

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

At December 31, 2014 the industry sectors for the JOHCM Global Equity Fund were:
Sector Allocation	% of Net Assets
Consumer Discretionary	8.4%
Consumer Staples	3.2
Energy	3.3
Financials	6.4
Health Care	29.0
Industrials	3.2
Information Technology	37.9
Materials	3.8
Total	95.2%

16

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	94.5%
Canada	3.0%
Valeant Pharmaceuticals International, Inc.(a)		300,855	$43,072,140
China	5.0%
Great Wall Motor Co. Ltd. - Class H		5,311,756	29,976,091
Tencent Holdings Ltd.		2,921,959	41,925,250
			71,901,341
Finland	2.9%
Nokia OYJ		5,302,900	41,736,663
Germany	9.7%
GEA Group A.G.		1,077,615	47,713,394
Henkel A.G. & Co. KGaA		453,376	44,147,694
Symrise A.G.		766,308	46,471,916
			138,333,004
Ireland	9.1%
Endo International PLC(a)		590,830	42,610,660
Jazz Pharmaceuticals PLC(a)		262,921	43,048,055
Shire PLC		627,243	44,379,460
			130,038,175
Israel	3.3%
Check Point Software Technologies Ltd.(a)		598,197	47,000,338
Italy	2.0%
EXOR S.p.A.		688,429	28,086,054
Japan	21.7%
Daiwa Securities Group, Inc.		5,399,862	42,052,040
FANUC Corp.		268,997	44,394,897
Japan Exchange Group, Inc.		1,964,565	45,771,148
Omron Corp.		1,047,584	46,953,185
Sysmex Corp.		1,034,864	45,909,917
Tokai Tokyo Financial Holdings, Inc.		5,845,006	39,992,516
Yaskawa Electric Corp.		3,533,917	45,202,804
			310,276,507
Korea	3.2%
SK Hynix, Inc.(a)		1,054,569	45,408,981
Netherlands	3.4%
NXP Semiconductors N.V.(a)		626,136	47,836,790

17

ADVISERS INVESTMENT TRUST JOHCM INTERNATIONAL SELECT FUND SCHEDULE OF INVESTMENTS December 31, 2014 (Unaudited)

	Percentage of Net Assets	Shares	Value
Singapore	3.3%
Avago Technologies Ltd.		469,245	$47,201,355
Switzerland	11.9%
Actelion Ltd. - REG(a)		358,802	41,279,158
Givaudan S.A. - REG(a)		25,343	45,314,721
Novartis A.G. - REG		470,762	43,294,797
Roche Holding A.G. (Genusschein)		148,966	40,375,814
			170,264,490
Taiwan	3.2%
Inotera Memories, Inc.(a)		29,273,714	46,233,374
United Kingdom	9.8%
3i Group PLC		6,360,279	44,202,749
Indivior PLC(a)		551,236	1,283,580
ITV PLC		14,150,701	47,141,115
Reckitt Benckiser Group PLC		585,386	47,223,874
			139,851,318
United States	3.0%
Mallinckrodt PLC(a)		432,075	42,788,387
TOTAL COMMON STOCKS (Cost $1,177,554,538)			1,350,028,917
TOTAL INVESTMENTS
(Cost $1,177,554,538)	94.5%		1,350,028,917
NET OTHER ASSETS (LIABILITIES)	5.5%		78,362,632
NET ASSETS	100.0%		$1,428,391,549

(a)          Non-income producing security.

18

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

At December 31, 2014 the industry sectors for the JOHCM International Select Fund were:
Sector Allocation	% of Net Assets
Consumer Discretionary	5.4%
Consumer Staples	6.4
Financials	14.0
Health Care	27.2
Industrials	6.4
Information Technology	28.7
Materials	6.4
Total	94.5%

19

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.8%
Australia	3.0%
Bradken Ltd.		440,572	$1,681,333
SAI Global Ltd.		374,495	1,214,933
			2,896,266
Austria	1.6%
Semperit A.G. Holding		31,860	1,541,708
Brazil	1.0%
Fleury S.A.		167,243	1,023,789
Canada	4.4%
Heroux-Devtek, Inc.(a)		155,535	1,516,794
Laurentian Bank of Canada		29,496	1,268,648
Stella-Jones, Inc.		52,227	1,471,778
			4,257,220
China	1.5%
Dalian Refrigeration Co. Ltd. - Class B		1,619,186	1,474,808
Finland	2.7%
Amer Sports OYJ		66,820	1,298,354
Vaisala OYJ - Class A		51,021	1,353,148
			2,651,502
France	5.2%
Rubis S.C.A.		25,391	1,447,397
Saft Groupe S.A.		42,134	1,275,255
Touax S.A.		52,851	941,005
Virbac S.A.		6,840	1,435,104
			5,098,761
Germany	6.5%
Carl Zeiss Meditec A.G. - Bearer		47,492	1,212,550
Drillisch A.G.		34,983	1,251,752
Gerresheimer A.G.		24,383	1,318,671
KWS Saat A.G.		4,036	1,312,624
LPKF Laser & Electronics A.G.		91,814	1,202,943
			6,298,540

20

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Percentage of Net Assets	Shares	Value
Hong Kong	9.0%
Mandarin Oriental International Ltd.		855,000	$1,430,820
Pico Far East Holdings Ltd.		4,522,000	1,036,209
SmarTone Telecommunications Holdings Ltd.		988,000	1,650,804
Vitasoy International Holdings Ltd.		1,173,000	1,695,954
Wasion Group Holdings Ltd.		1,825,000	1,696,698
Yip’s Chemical Holdings Ltd.		1,967,000	1,195,663
			8,706,148
Indonesia	3.1%
Bank Bukopin Tbk PT		22,478,709	1,359,829
Wijaya Karya Persero Tbk PT		5,705,100	1,678,515
			3,038,344
Ireland	2.9%
FBD Holdings PLC		104,976	1,440,983
Grafton Group PLC		144,003	1,425,378
			2,866,361
Italy	4.1%
Banca IFIS S.p.A.		76,945	1,274,506
Cembre S.p.A.		102,314	1,260,811
MARR S.p.A.		83,925	1,486,756
			4,022,073
Japan	15.7%
Ariake Japan Co. Ltd.		59,700	1,454,046
CKD Corp.		160,100	1,513,907
Daiseki Co. Ltd.		84,200	1,460,573
GMO internet, Inc.		139,200	1,183,580
Kintetsu World Express, Inc.		34,300	1,315,834
Lintec Corp.		64,100	1,419,895
Nakanishi, Inc.		36,900	1,565,665
Nippon Shokubai Co. Ltd.		122,500	1,607,765
Rohto Pharmaceutical Co. Ltd.		98,100	1,222,129
Seria Co. Ltd.		35,800	1,188,156
Transcosmos, Inc.		78,200	1,290,975
			15,222,525

21

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Percentage of Net Assets	Shares	Value
Korea	3.8%
Choong Ang Vaccine Laboratory		103,118	$1,443,219
Han Kuk Carbon Co. Ltd.		219,604	1,152,566
Lotte Food Co. Ltd.		2,065	1,087,186
			3,682,971
Malaysia	2.7%
Coastal Contracts Bhd.		1,892,300	1,519,397
United Plantations Bhd.		152,500	1,063,939
			2,583,336
Netherlands	1.2%
KAS Bank N.V. - CVA		95,194	1,139,549
Norway	1.6%
Borregaard ASA		212,592	1,580,197
Singapore	2.6%
Super Group Ltd.		1,497,000	1,288,532
Tat Hong Holdings Ltd.		2,273,000	1,285,547
			2,574,079
Spain	1.3%
Construcciones y Auxiliar de Ferrocarriles S.A.		3,390	1,236,576
Sweden	5.4%
Avanza Bank Holding AB		38,062	1,259,547
Industrial & Financial Systems - Class B		43,152	1,320,755
Kabe Husvagnar AB - Class B		94,503	1,229,590
Mekonomen AB		54,036	1,409,247
			5,219,139
Switzerland	4.1%
Kaba Holding A.G. - Class B - REG(a)		2,862	1,443,115
LEM Holding S.A. - REG		1,677	1,243,827
Valiant Holding A.G. - REG		15,100	1,253,795
			3,940,737
Taiwan	4.2%
Nak Sealing Technologies Corp.		413,000	1,306,695
Sinmag Equipment Corp.		257,660	1,553,055
Youngtek Electronics Corp.		614,305	1,182,367
			4,042,117

22

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Percentage of Net Assets	Shares	Value
Thailand	1.2%
Khon Kaen Sugar Industry PCL - Class F		3,217,300	$1,153,925
United Kingdom	8.0%
A.G.BARR PLC		139,900	1,278,491
BBA Aviation PLC		267,550	1,491,872
Gooch & Housego PLC		124,969	1,339,416
PayPoint PLC		111,465	1,555,165
Rathbone Brothers PLC		38,551	1,225,289
RPS Group PLC		262,391	845,614
			7,735,847
TOTAL COMMON STOCKS (Cost $100,526,909)			93,986,518
PREFERRED STOCKS	2.8%
Brazil	1.1%
Alpargatas S.A.		411,600	1,111,884
Germany	1.7%
Draegerwerk A.G. & Co. KGaA		16,158	1,639,539
TOTAL PREFERRED STOCKS (Cost $3,203,368)			2,751,423
TOTAL INVESTMENTS
(Cost $103,730,277)	99.6%		96,737,941
NET OTHER ASSETS (LIABILITIES)	0.4%		361,594
NET ASSETS	100.0%		$97,099,535

(a)          Non-income producing security.

23

ADVISERS INVESTMENT TRUST JOHCM INTERNATIONAL SMALL CAP EQUITY FUND SCHEDULE OF INVESTMENTS December 31, 2014 (Unaudited)

At December 31, 2014 the industry sectors for the JOHCM International Small Cap Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	8.9%
Consumer Staples	12.2
Financials	10.5
Health Care	11.2
Industrials	31.4
Information Technology	12.2
Materials	8.7
Telecommunication Services	3.0
Utilities	1.5
Total	99.6%

24

ADVISERS INVESTMENT TRUST JOHCM US SMALL MID CAP EQUITY FUND SCHEDULE OF INVESTMENTS December 31, 2014 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	97.9%
Canada	1.7%
lululemon athletica, Inc.(a)		1,497	$83,518
Ireland	1.0%
Jazz Pharmaceuticals PLC(a)		306	50,101
United States	95.2%
Advanced Drainage Systems, Inc.		3,999	91,897
Allison Transmission Holdings, Inc.		4,943	167,568
AMC Networks, Inc. - Class A(a)		1,014	64,663
BioMarin Pharmaceutical, Inc.(a)		1,069	96,638
BorgWarner, Inc.		1,629	89,514
Boston Private Financial Holdings, Inc.		4,115	55,429
Cogent Communications Holdings, Inc.		6,118	216,516
Dealertrack Technologies, Inc.(a)		1,750	77,543
Dick’s Sporting Goods, Inc.		2,006	99,598
Envision Healthcare Holdings, Inc.(a)		2,992	103,793
Esterline Technologies Corp.(a)		898	98,493
First Republic Bank		2,642	137,701
FirstMerit Corp.		8,219	155,257
FMC Corp.		1,550	88,397
Fortinet, Inc.(a)		2,850	87,381
Genesee & Wyoming, Inc.(a)		1,257	113,029
Guidewire Software, Inc.(a)		1,766	89,413
Hanmi Financial Corp.		3,661	79,846
HD Supply Holdings, Inc.(a)		2,609	76,939
Helmerich & Payne, Inc.		1,876	126,480
Hill-Rom Holdings, Inc.		2,308	105,291
HubSpot, Inc.(a)		1,459	49,037
Iberiabank Corp.		1,094	70,946
Jarden Corp.(a)		3,438	164,611
Jones Lang LaSalle, Inc.		765	114,696
Juniper Networks, Inc.		5,839	130,326
Lennar Corp. - Class A		1,147	51,397
Molina Healthcare, Inc.(a)		2,933	157,003
Newfield Exploration Co.(a)		1,633	44,287
Old Dominion Freight Line, Inc.(a)		1,889	146,662
Orbital Sciences Corp.(a)		4,763	128,077
Pacira Pharmaceuticals, Inc.(a)		656	58,161
Pinnacle Foods, Inc.		3,434	121,220

25

ADVISERS INVESTMENT TRUST JOHCM US SMALL MID CAP EQUITY FUND SCHEDULE OF INVESTMENTS December 31, 2014 (Unaudited)

	Percentage of Net Assets	Shares	Value
Raymond James Financial, Inc.		3,212	$184,015
Regal Entertainment Group - Class A		3,698	78,989
Reinsurance Group of America, Inc.		1,199	105,056
Ruckus Wireless, Inc.(a)		6,128	73,659
Signet Jewelers Ltd.		891	117,229
Starz - Class A(a)		2,810	83,457
Tenet Healthcare Corp.(a)		1,631	82,643
Torchmark Corp.		1,423	77,084
Vantiv, Inc. - Class A(a)		4,047	137,274
Virtus Investment Partners, Inc.		659	112,353
WEX, Inc.(a)		936	92,589
WhiteWave Foods (The) Co.(a)		3,197	111,863
Woodward, Inc.		2,285	112,491
			4,826,511
TOTAL COMMON STOCKS (Cost $4,896,244)			4,960,130
TOTAL INVESTMENTS
(Cost $4,896,244)	97.9%		4,960,130
NET OTHER ASSETS (LIABILITIES)	2.1%		107,611
NET ASSETS	100.0%		$5,067,741

(a) Non-income producing security.

26

ADVISERS INVESTMENT TRUST JOHCM US SMALL MID CAP EQUITY FUND SCHEDULE OF INVESTMENTS December 31, 2014 (Unaudited)

At December 31, 2014 the industry sectors for the JOHCM US Small Mid Cap Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	16.4%
Consumer Staples	4.6
Energy	3.4
Financials	21.6
Health Care	12.9
Industrials	18.5
Information Technology	14.5
Materials	1.7
Telecommunication Services	4.3
Total	97.9%

27

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

The Advisers Investment Trust (the “Trust”) is an open-end registered investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated March 1, 2011 (the “Trust Agreement”). As an investment company (as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08), the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services - Investment Companies”. The Trust commenced operations on December 20, 2011. The JOHCM Asia Ex-Japan Equity Fund, JOHCM Emerging Markets Opportunities Fund, JOHCM Emerging Markets Small Mid Cap Equity Fund, JOHCM Global Equity Fund, JOHCM International Select Fund, JOHCM International Small Cap Equity Fund, and JOHCM US Small Mid Cap Equity Fund (referred to individually as a “Fund” and collectively as the “Funds” or the “JOHCM Funds”) are each a diversified fund and series of the Trust. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. These financial statements and notes only relate to the JOHCM Funds.

Each JOHCM Fund, except for JOHCM Emerging Markets Small Mid Cap Equity Fund, JOHCM International Select Fund and JOHCM US Small Mid Cap Equity Fund, is authorized to issue three classes of shares: Class I Shares, Class II Shares, and Institutional Shares. The JOHCM International Select Fund is authorized to issue Class I Shares and Class II Shares. The JOHCM Emerging Markets Small Mid Cap Equity Fund and JOHCM US Small Mid Cap Equity Fund are authorized to issue four classes of shares: Class I Shares, Class II Shares, Class III Shares, and Institutional Shares. Each class is distinguished by the class-specific shareholder servicing fees incurred. As of December 31, 2014, the following classes were in operation:

Fund	Commencement Date	Investment Objective
JOHCM Asia Ex-Japan Equity Fund	Class I Shares: June 26, 2014	to seek long-term capital appreciation
(“Asia Ex-Japan Fund”)	Class II Shares: June 26, 2014
Institutional Shares: March 28, 2014
JOHCM Emerging Markets Opportunities Fund	Class I Shares: November 21, 2012	to seek long-term capital appreciation
(“Emerging Markets Fund”)	Class II Shares: December18, 2013
Institutional Shares: November 21, 2012
JOHCM Emerging Markets Small Mid Cap Equity Fund (“Emerging Markets Small Mid Cap Fund”)	Class I Shares: December 17, 2014 Institutional Shares: December 17, 2014	to seek long-term capital appreciation
JOHCM Global Equity Fund	Class I Shares: March 22, 2013	to seek long-term capital appreciation
(“Global Equity Fund”)	Institutional Shares: March 22, 2013
JOHCM International Select Fund	Class I Shares: July 29, 2009	to seek long-term capital appreciation
(“International Select Fund”)	Class II Shares: March 31, 2010
JOHCM International Small Cap Equity Fund	Class I Shares: January 2, 2014	to seek long-term capital appreciation
(“International Small Cap Fund”)	Class II Shares: November 18, 2013
Institutional Shares: October 1, 2013
JOHCM US Small Mid Cap Equity Fund	Class I: October 31, 2014	to seek long-term capital appreciation
(“US Small Mid Cap Fund”)	Institutional Shares: October 31, 2014

Prior to November 18, 2013, the Emerging Markets Fund, Global Equity Fund, and International Select Fund, operated as the JOHCM Emerging Markets Opportunities Fund, JOHCM Global Equity Fund, and JOHCM International Select Fund (the “Predecessor Funds” or “Scotia Funds”), each a separate series of Scotia Institutional Funds. The predecessor JOHCM International Select Fund was authorized to issue two classes of shares: Class I Shares and Class II Shares. The predecessor JOHCM Emerging Markets Opportunities Fund and JOHCM Global Equity Fund were authorized to issue three classes of shares: Institutional Shares, Class I Shares and Class II Shares. Each class was distinguished by the class specific shareholder servicing fees incurred. On November 18, 2013, the Scotia Funds were reorganized into their respective JOHCM Fund, pursuant to a Plan of Reorganization approved by the Predecessor Funds’ Board of Trustees on August 1, 2013 (the “Reorganization”). At the time of Reorganization, each Scotia Fund transferred all of its assets to the corresponding JOHCM Fund in exchange for shares of the corresponding JOHCM Fund and the JOHCM Fund’s assumption of all the liabilities of the Scotia Fund. Upon closing of the Reorganization, holders of each Predecessor Fund’s Institutional Shares, Class I Shares and Class II Shares received shares of the corresponding JOHCM Fund. The Reorganization was tax-free.

28

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Prior to the Reorganization, the Emerging Markets Fund, Global Equity Fund, and International Select Fund had no net assets or operations in the Trust. The cost basis of the investments transferred from each Predecessor Fund was carried forward to the corresponding JOHCM Fund for accounting and tax purposes.

Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties of the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

• Level 1 —quoted prices in active markets for identical assets

• Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 —significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Funds are calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Funds’ Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net asset value are calculated. The Funds identify possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party pricing service to fair value their international equity securities.

29

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of each Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of December 31, 2014 in valuing each Fund’s investments based upon the three fair value levels defined above:

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
JOHCM Asia Ex-Japan
Common Stocks:
India	$1,437,156	$—	$—	$1,437,156
All Other Common Stocks (1)	—	32,892,401	—	32,892,401
Equity-Linked Securities (1)	—	12,454,437	—	12,454,437
Total Investments	$1,437,156	$45,346,838	$—	$46,783,994
Emerging Markets Fund
Common Stocks:
China	$1,337,199	$12,414,692	$—	$13,751,891
Hong Kong	1,334,743	5,645,593	—	6,980,336
India	6,878,696	—	—	6,878,696
Netherlands	1,019,607	—	—	1,019,607
Russia	85,375	1,865,788	—	1,951,163
Taiwan	1,638,082	10,973,303	—	12,611,385
Thailand	1,392,857	—	—	1,392,857
All Other Common Stocks (1)	—	20,218,861	—	20,218,861
Equity-Linked Securities (1)	—	4,663,682	—	4,663,682
Preferred Stocks (1)	—	1,956,454	—	1,956,454
Total Investments	$13,686,559	$57,738,373	$—	$71,424,932

30

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerging Markets Small Mid Cap Fund
Common Stocks:
Argentina	$23,762	$—	$—	$23,762
Canada	18,131	—	—	18,131
China	34,200	269,176	—	303,376
Mexico	76,232	—	—	76,232
Switzerlands	71,128	—	—	71,128
Taiwan	14,166	657,582	—	671,748
All Other Common Stocks (1)	—	2,784,707	—	2,784,707
Equity-Linked Securities (1)	—	921,520	—	921,520
Preferred Stocks (1)	—	28,862	—	28,862
Total Investments	$237,619	$4,661,847	$—	$4,899,466
Global Equity Fund
Common Stocks:
Canada	$5,280,330	$—	$—	$5,280,330
Ireland	10,324,286	5,270,407	—	15,594,693
Israel	4,906,618	—	—	4,906,618
Netherlands	5,191,074	—	—	5,191,074
Singapore	5,104,440	—	—	5,104,440
United Kingdom	145,013	10,284,274	—	10,429,287
United States	53,198,152	—	—	53,198,152
All Other Common Stocks (1)	—	49,261,887	—	49,261,887
Master Limited Partnerships (1)	5,114,724	—	—	5,114,724
Total Investments	$89,264,637	$64,816,568	$—	$154,081,205
International Select Fund
Common Stocks:
Canada	$43,072,140	$—	$—	$43,072,140
Ireland	85,658,715	44,379,460	—	130,038,175
Israel	47,000,338	—	—	47,000,338
Netherlands	47,836,790	—	—	47,836,790
Singapore	47,201,355	—	—	47,201,355
United Kingdom	1,283,580	138,567,738	—	139,851,318
United States	42,788,387	—	—	42,788,387
All Other Common Stocks (1)	—	852,240,414	—	852,240,414
Total Investments	$314,841,305	$1,035,187,612	$—	$1,350,028,917

31

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
International Small Cap Fund
Common Stocks:
Canada	$4,257,220	$—	$—	$4,257,220
All Other Common Stocks (1)	—	89,729,298	—	89,729,298
Preferred Stocks (1)	—	2,751,423	—	2,751,423
Total Investments	$4,257,220	$92,480,721	$—	$96,737,941
US Small Mid Cap Fund
Common Stocks (1)	$4,960,130	$—	$—	$4,960,130
Total Investments	$4,960,130	$—	$—	$4,960,130

(1) See investment countries in the Schedule of Investments.

As of December 31, 2014, there were no Level 3 securities held by the Funds. The Funds’ policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2014 for the Asia Ex-Japan Fund, Emerging Markets Small Mid Cap Fund, Global Equity Fund, International Select Fund and US Small Mid Cap Fund. The Emerging Markets Fund and International Small Cap Fund had transfers as follows:

Fund	Transfers from Level 1 to Level 2	Reason
Emerging Markets Fund
Common Stocks Brazil	$1,991,492	Fair value adjustments were applied to the last traded price of certain foreign equity or equity linked securities.
International Small Cap Fund
Common Stocks Brazil	$1,023,789	Fair value adjustments were applied to the last traded price of certain foreign equity or equity linked securities.

32

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

EQUITY-LINKED SECURITIES

The Funds may invest in equity-linked securities, also known as participation notes. The Funds may use these instruments as an alternate means to gain exposure to what is generally an emerging securities market, such as countries in which it does not have local accounts. These instruments represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such equity securities. These instruments are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages. Accordingly, the equity-linked securities also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments. At December 31, 2014, the Funds held equity-linked securities issued by counterparties as follows:

Fund	Counterparty	Fair Value	% of Net Assets
Asia Ex-Japan Fund	CLSA Financial Products Ltd	$2,308,033	4.2%
Asia Ex-Japan Fund	Deutsche Bank	7,300,140	13.2%
Asia Ex-Japan Fund	Merrill Lynch Intl & Co.	1,763,642	3.2%
Asia Ex-Japan Fund	Standard Chartered Bank	1,082,622	1.9%
Emerging Markets Fund	Deutsche Bank A.G. London	2,148,103	2.9%
Emerging Markets Fund	Merrill Lynch Intl & Co.	2,515,579	3.4%
Emerging Markets Small Cap Fund	CLSA Global Markets Pte Ltd.	250,099	4.9%
Emerging Markets Small Cap Fund	Deutsche Bank A.G. London	313,569	6.1%
Emerging Markets Small Cap Fund	Standard Chartered Bank	357,852	7.0%

CURRENCY TRANSACTIONS

The Funds may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Funds’ securities and the price of the Funds’ shares. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as security markets.

FEDERAL INCOME TAX INFORMATION

As of December 31, 2014, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Asia-Ex Japan Fund	$46,565,604	$3,227,781	$(3,009,391)	$218,390
Emerging Markets Fund	73,884,950	4,269,772	(6,729,790)	(2,460,018)
Emerging Markets Small Mid Cap Fund	4,790,587	166,986	(58,107)	108,879
Global Equity Fund	144,915,325	10,460,589	(1,294,709)	9,165,880
International Select Fund	1,183,765,383	185,122,147	(18,858,613)	166,263,534
International Small Cap Fund	103,871,069	3,808,998	(10,942,126)	(7,133,128)
US Small Mid Cap Fund	4,896,528	188,562	(124,960)	63,602

33

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	100.0%
Northern Institutional
Treasury Portfolio, 0.01%		22,500,010	$22,500,010
TOTAL SHORT-TERM INVESTMENTS (Cost $22,500,010)			22,500,010
TOTAL INVESTMENTS
(Cost $22,500,010)	100.0%		22,500,010
NET OTHER ASSETS (LIABILITIES)	0.0%		(401)
NET ASSETS	100.0%		$22,499,609

1

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

The Advisers Investment Trust (the “Trust”) is an open-end registered investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated March 1, 2011 (the “Trust Agreement”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”. The Trust commenced operations on December 20, 2011. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The AIT River Canyon Total Return Bond Fund (the “River Canyon Total Return Bond Fund” or the “Fund”) is a series of the Trust and commenced operations on December 30, 2014. Shares of the Fund are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Investment in the Fund may be made only by individuals or entities that are “accredited investors” within the meaning of Regulation D under the 1933 Act. Shares are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act.

The investment objective of the River Canyon Total Return Bond Fund is to seek to maximize total return. As of December 31, 2014, the Fund had yet to invest in long-term investments consistent with its’ investment objectives.

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties of the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

● Level 1 —quoted prices in active markets for identical assets

● Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

2

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of December 31, 2014 in valuing the Fund’s investments based upon the three fair value levels defined above:

Portfolio	Level 1- Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
River Canyon Total Return Bond Fund
Short-Term Investments	$22,500,010	$—	$—	$22,500,010
Total Investments	$22,500,010	$—	$—	$22,500,010

As of December 31, 2014, there were no Level 2 or Level 3 securities held by the Fund. The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended December 31, 2014.

3

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

FEDERAL INCOME TAX INFORMATION

As of December 31, 2014, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
River Canyon Total Return Bond Fund	$22,500,010	$—	$—	$—

4

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that the disclosure controls and procedures are adequately designed and are operating effectively to reasonably ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisers Investment Trust

By (Signature and Title)		/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date:	February 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Dina Tantra
Dina A. Tantra, President and Principal Executive Officer

Date:	February 25, 2015

By (Signature and Title)		/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer
Date:	February 25, 2015